Investment in equity method investee - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Equity Method Investments [Line Items]
Equity Method Investments	$ 246,776	$ 313,152
Income Loss From Equity Method Investments	$ 73,478	$ 33,769	$ 23,582